Reporting entity	12 Months Ended
Jun. 30, 2025
Reporting Entity
Reporting entity

1. Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is Blackwell House, Guildhall Yard, London England EC2V 5AE United Kingdom

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). Since June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited (collectively with its affiliates and subsidiaries, “AWN”) holds less than 50% equity interest in the Company, being 7.1% as at June 30, 2025. In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.